Offerings	Mar. 12, 2026 USD ($) shares
Offering: 1
Offering:
Rule 457(a)	true
Security Type	Equity
Security Class Title	Class A common stock, $0.0001 par value per share
Amount Registered | shares	3,255,822
Proposed Maximum Offering Price per Unit	4.49
Maximum Aggregate Offering Price	$ 14,618,640.78
Fee Rate	0.01381%
Amount of Registration Fee	$ 2,018.83
Offering Note
In accordance with Rule 416 under the Securities Act of 1933, as amended, this registration statement shall be deemed to cover any additional securities that may from time to time be offered or issued to prevent dilution resulting from stock splits, stock dividends or similar transactions.

Offering: 2
Offering:
Offering Note
Consists of (a) an additional 2,031,117 shares of Class A common stock issuable under the Funko, Inc. 2019 Incentive Award Plan pursuant to its terms and (b) 1,224,705 shares of Class A common stock issuable under the Funko, Inc. 2024 Inducement Plan pursuant to its terms.

Offering: 3
Offering:
Offering Note
Estimated solely for the purpose of calculating the registration fee pursuant to Rules 457(c) and 457(h) of the Securities Act of 1933, as amended, and based upon the average of the high and low prices of Funko, Inc.’s (the “Registrant”) Class A common stock as reported on The Nasdaq Stock Market LLC on March 11, 2026.